Derivative Financial Instruments for Hedging Purposes (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Financial Instruments for Hedging Purposes [Abstract]
Schedule of Bank's Portfolio of Derivative Instruments	As of December 31, 2025 and 2024, the Bank has the following portfolio of financial derivative instruments for accounting hedging purposes:
	Notional amount of contract with final expiration date in
	On demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total		Fair value Assets
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Derivatives held for fair value hedges	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Cash flow hedge derivatives
Interest rate swap and cross currency swap	—	—	—	—	—	—	—	131,987	215,715	274,935	—	122,041	107,073	306,460	322,788	835,423	29,714	73,959
Total	—	—	—	—	—	—	—	131,987	215,715	274,935	—	122,041	107,073	306,460	322,788	835,423	29,714	73,959
As of December 31, 2025 and 2024, the Bank has the following debt portfolio of financial derivative instruments for accounting hedging purposes:
	Notional amount of contract with final expiration date in
	On demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total		Fair value Liabilities
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Derivatives held for fair value hedges	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Cash flow hedge derivatives
Interest rate swap and cross currency swap	—	—	—	—	—	—	—	134,806	230,019	34,060	254,545	132,265	1,350,496	875,618	1,835,060	1,176,749	297,817	141,040
Total	—	—	—	—	—	—	—	134,806	230,019	34,060	254,545	132,265	1,350,496	875,618	1,835,060	1,176,749	297,817	141,040

Schedule of Cash Flows of Borrowings From Banks and Bonds Issued Abroad	Below are the cash flows of borrowings from banks and bonds issued abroad objects of these hedges and the cash flows of the asset part of the derivative:
	On demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Outflows:
Corporate Bond	—	—	(1,017)	(472)	(9,291)	(7,576)	(52,425)	(213,764)	(572,565)	(444,033)	(297,431)	(357,141)	(1,437,654)	(1,297,164)	(2,370,383)	(2,320,150)
Obligation USD	—	—	—	—	—	—	—	(104,466)	—	—	—	—	—	—	—	(104,466)

Hedging instrument
Inflows:
Cross Currency Swap	—	—	1,017	472	9,291	7,576	52,425	318,230	572,565	444,033	297,431	357,141	1,437,654	1,297,164	2,370,383	2,424,616
Net cash flows	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Schedule of Cash Flows of the Underlying Assets Portfolio and the Cash Flow of the Liability	Below are the cash flows of the underlying assets portfolio and the cash flow of the liability part of the derivatives:
	On demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows:
Cash flows in CLF	—	—	2,270	1,588	2,881	2,804	41,030	306,543	527,973	377,477	320,395	304,794	1,549,936	1,280,412	2,444,485	2,273,618

Hedging instrument
Outflows:
Cross Currency Swap	—	—	(2,270)	(1,588)	(2,881)	(2,804)	(41,030)	(306,543)	(527,973)	(377,477)	(320,395)	(304,794)	(1,549,936)	(1,280,412)	(2,444,485)	(2,273,618)
Net cash flows	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—